Subsequent Events (Details Narrative) (10Q) - USD ($)			6 Months Ended			12 Months Ended
	Oct. 02, 2017	Jan. 03, 2017	Jun. 30, 2017		Jun. 30, 2016	Dec. 31, 2016		Dec. 31, 2015		Jun. 23, 2017	Apr. 05, 2017	Feb. 14, 2017	Dec. 31, 2014
Notes payable			$ 2,553,451			$ 2,156,601		$ 1,311,798					$ 5,738,239
Original issue discount			99,768			152,720		150,286
Debt instruments conversion amount			$ 233,750			325,000		$ 223,333
Number of common stock shares issued			331,335					14,063
Common stock value issued			$ 994,000			3,498,338		$ 2,033,700
Aggregate principal amount			456,250			390,000
Proceeds from note payable			$ 875,000		$ 980,000	1,894,000		$ 1,210,015
Debt instruments conversion into shares								6,250
Warrant exercise price			$ 4.00					$ 4.00
Repayment of note payable			$ 74,003		$ 118,500	476,500		$ 5,000
Gross proceeds from warrant			$ 994,000
Exchange Agreement[Member]
Debt instruments conversion into shares			10,000
Warrant exercise price			$ 4.00
Warrants [Member]
Warrant exercise price											$ 4.50
Stock Options [Member]
Warrant exercise price										$ 3.35		$ 5.70
Minimum [Member] | Stock Options [Member]
Warrant exercise price												4.70
Maximum [Member]
Debt instruments conversion amount			$ 343,750			296,250
Maximum [Member] | Stock Options [Member]
Warrant exercise price												$ 30.00
Convertible Notes Payable [Member]
Notes payable			456,250	[1]		390,000	[2]	420,000	[3]				$ 175,000
Debt instruments conversion amount			233,750			325,000		223,333
Repayment of note payable
Notes Payable [Member]
Aggregate principal amount						432,000		$ 538,018
Lenders [Member]
Warrant exercise price			$ 4.00
Lender [Member]
Aggregate principal amount			$ 97,500
Debt instruments conversion into shares			32,597
Accrued interest			$ 288
Warrant exercise price			$ 4.00
Lender [Member] | Notes Payable [Member] | Minimum [Member]
Warrant exercise price			4.00
Lender [Member] | Notes Payable [Member] | Maximum [Member]
Warrant exercise price			$ 5.00
Subsequent Event [Member]
Notes payable	$ 25,000
Original issue discount			$ 37,000
Convertible notes payable						$ 45,000
Percentage of conversion price equal to fair market value			50.00%
Conversion price per share			$ 0.75
Debt maturity date description	August 23, 2017 to October 31, 2017					maturity dates ranging between January 2017 to February 2017 to new maturity dates ranging from March 2017 to April 2017.
Accrued interest						$ 2,277
Repayment of note payable						$ 74,000
Subsequent Event [Member] | Exchange Agreement[Member]
Warrants vested term			5 years
Warrant to purchase common stock issued in period			2,000
Warrant exercise price			$ 4.00
Number of common shares exchanged for accounts payable			8,334
Number of common shares exchanged for accounts payable, value			$ 17,697
Subsequent Event [Member] | Lender [Member]
Debt instruments conversion amount			$ 215,000
Subsequent Event [Member] | Stock-based Compensation [Member]
Warrants vested term			5 years
Warrant to purchase common stock issued in period			25,000
Warrant exercise price			$ 4.00
Number of common stock shares issued for services			10,000
Subsequent Event [Member] | Stock Options [Member] | Employees and Advisor [Member]
Warrants vested term			10 years
Warrant to purchase common stock issued in period			267,000
Subsequent Event [Member] | Stock Options [Member] | Employees and Advisor [Member] | One Year Anniversary [Member]
Warrant to purchase common stock issued in period			89,004
Subsequent Event [Member] | Stock Options [Member] | Employees and Advisor [Member] | Two Year Anniversary [Member]
Warrant to purchase common stock issued in period			89,002
Subsequent Event [Member] | Stock Options [Member] | Employees and Advisor [Member] | Three Year Anniversary [Member]
Warrant to purchase common stock issued in period			88,994
Subsequent Event [Member] | Minimum [Member]
Conversion price per share						$ 2.51
Subsequent Event [Member] | Minimum [Member] | Stock Options [Member] | Employees and Advisor [Member]
Warrant exercise price			$ 2.80
Subsequent Event [Member] | Maximum [Member]
Conversion price per share						$ 2.77
Subsequent Event [Member] | Maximum [Member] | Stock Options [Member] | Employees and Advisor [Member]
Warrant exercise price			$ 3.35
Subsequent Event [Member] | Notes Payable [Member]
Original issue discount			$ 22,000
Convertible notes payable			25,000
Aggregate principal amount			497,000
Proceeds from note payable			$ 460,000
Debt maturity date description			The notes mature between dates ranging from September 2017 to July 2018.
Debt instruments conversion into shares			7,500
Repayment of note payable			$ 40,000
Subsequent Event [Member] | Notes Payable [Member] | Warrants [Member]
Warrants vested term			5 years
Warrant to purchase common stock issued in period			15,000
Warrant exercise price			$ 4.00
Subsequent Event [Member] | Notes Payable [Member] | Minimum [Member]
Debt instruments interest rate			0.00%
Subsequent Event [Member] | Notes Payable [Member] | Maximum [Member]
Debt instruments interest rate			10.00%
Subsequent Event [Member] | Note [Member]
Notes payable			$ 83,333
Debt instruments interest rate			10.00%
Proceeds form issuance of notes			$ 75,000
Original issue discount			8,333
Debt instruments conversion amount			58,333
Subsequent Event [Member] | Six Months from Issuance of First Maturity Date [Member] | Convertible Notes Payable [Member]
Notes payable			$ 11,667
Debt instruments interest rate
Subsequent Event [Member] | Two Weeks Following First Maturity Date [Member] | Convertible Notes Payable [Member]
Notes payable			$ 11,667
Subsequent Event [Member] | Four Weeks Following First Maturity Date [Member] | Convertible Notes Payable [Member]
Notes payable			11,667
Subsequent Event [Member] | Six Weeks Following First Maturity Date [Member] | Convertible Notes Payable [Member]
Notes payable			11,667
Subsequent Event [Member] | Eight Weeks Following First Maturity Date [Member] | Convertible Notes Payable [Member]
Notes payable			11,667
Subsequent Event [Member] | Convertible Note One [Member]
Aggregate principal amount			$ 120,963
Debt instruments conversion into shares			68,239
Accrued interest			$ 7,006
Subsequent Event [Member] | Convertible Note One [Member] | Minimum [Member]
Conversion price per share			$ 1.75
Subsequent Event [Member] | Convertible Note One [Member] | Maximum [Member]
Conversion price per share			$ 2.25
Subsequent Event [Member] | Notes Payable [Member]
Aggregate principal amount			$ 637,250
Warrant to purchase common stock issued in period						3,000
Warrant exercise price						$ 4.00
Subsequent Event [Member] | Notes Payable [Member] | July 1, 2017 to December 1, 2017 [Member]
Aggregate principal amount			500,000
Loan, value			$ 175,000
Subsequent Event [Member] | Notes Payable [Member] | Minimum [Member] | July 1, 2017 to December 1, 2017 [Member]
Debt instruments interest rate			10.00%
Subsequent Event [Member] | Notes Payable [Member] | Maximum [Member] | July 1, 2017 to December 1, 2017 [Member]
Debt instruments interest rate			15.00%
Subsequent Event [Member] | Director and Principal [Member] | 1,75,000 Loan [Member]
Notes payable			$ 175,000
Debt instruments interest rate			15.00%
Debt instrument maturity date			Dec. 01, 2017
Subsequent Event [Member] | Lenders [Member]
Percentage of conversion price equal to fair market value			65.00%
Conversion price per share			$ 1.00
Number of common stock shares issued	2,500
Common stock value issued	$ 5,000
Subsequent Event [Member] | Lender [Member]
Number of common stock shares issued						95,802
Aggregate principal amount		$ 242,000				$ 280,000
Proceeds from note payable		$ 200,000
Accrued interest						$ 7,402
Warrant to purchase common stock issued in period		20,000				95,802
Warrant exercise price		$ 4.00				$ 4.00
Subsequent Event [Member] | Lender [Member] | Notes Payable [Member]
Percentage of conversion price equal to fair market value			80.00%
Conversion price per share			$ 1.00
Aggregate principal amount			$ 1,149,313
Debt maturity date description			Maturity dates ranging from May 12, 2017 through October 1, 2017 to maturity dates ranging from October 1, 2017 through October 1, 2018
Subsequent Event [Member] | Lender [Member] | Notes Payable [Member] | Minimum [Member]
Debt instruments interest rate			0.00%
Percentage of conversion price equal to fair market value			70.00%
Subsequent Event [Member] | Lender [Member] | Notes Payable [Member] | Minimum [Member] | August 2, 2017 to October 1, 2017 [Member]
Debt instruments interest rate			8.00%
Subsequent Event [Member] | Lender [Member] | Notes Payable [Member] | Maximum [Member]
Debt instruments interest rate			10.00%
Subsequent Event [Member] | Lender [Member] | Notes Payable [Member] | Maximum [Member] | August 2, 2017 to October 1, 2017 [Member]
Debt instruments interest rate			15.00%
Subsequent Event [Member] | Director [Member] | Notes Payable [Member] | February 2017 to February 2018 [Member]
Aggregate principal amount			$ 50,000
Warrants vested term			5 years
Warrant to purchase common stock issued in period			5,000
Warrant exercise price			$ 4.00
Subsequent Event [Member] | Investor [Member] | Common Stock and Warrant Offerings [Member]
Number of common stock shares issued			10,000
Warrants vested term			5 years
Warrant to purchase common stock issued in period			10,000
Warrant exercise price			$ 4.00
Gross proceeds from warrant			$ 30,000

[1]	As of June 30, 2017 and December 31, 2016, a designated portion of convertible notes with an aggregate principal balance of $456,250 and $390,000, respectively, was convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised or exercises that conversion right on a designated portion of such principal balance, the holder had or has the right to accelerate the conversion of up to $343,750 and $296,250 of principal into shares of common stock at June 30, 2017 and December 31, 2016, respectively, at the same conversion price.
[2]	As of September 30, 2016 and December 31, 2015, convertible notes with an aggregate principal balance of $155,000 and $420,000, respectively, were convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised or exercises that conversion right on a designated portion of such principal balance, the holder had or has the right to accelerate the conversion of up to $80,000 and $197,500, respectively, of principal into shares of common stock.
[3]	As of December 31, 2016 and 2015, a designated portion of convertible notes with an aggregate principal balance of $390,000 and $420,000, respectively, were convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised or exercises that conversion right on a designated portion of such principal balance, the holder had or has the right to accelerate the conversion of up to $296,250 and $197,500, respectively, of principal into shares of common stock.